DEFERRED TAX - Schedule of Deferred Taxes Calculated on Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 6,418	$ 7,134
Deferred tax liability	(2,258)	(2,008)
Net deferred tax assets	4,160	5,126	$ 3,653
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4,615	5,797
Deferred tax liability	(3,212)	(3,193)
Trading losses and other allowances
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 2,757	$ 2,522